Advances From Related Parties (Narrative) (FY) (Details)		12 Months Ended
	Jan. 10, 2018 USD ($) Note	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Payables and Accruals [Abstract]
Advances from related parties		$ 2,055,414	$ 0
Advances from related parties to equity		1,827,316
Advances from related parties to short term notes		210,000
Advances from related parties		18,098
Advances payable converted to convertible promissory notes	$ 310,000	$ 0	$ 310,000
Number of conversion of 10% convertible promissory notes | Note	2
Percentage of advance payable converted into convertible promissory notes	10.00%